Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- Alibaba Health (Details) HKD in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2015 CNY (¥)	Apr. 30, 2014 HKD	Apr. 30, 2014 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Jul. 31, 2015 HKD	Jul. 31, 2015 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
The allocation of the equity value at the date of the deemed acquisition
Goodwill					$ 12,662	¥ 81,645,000,000			¥ 41,933,000,000	¥ 11,793,000,000
User base and customer relationships | Maximum
The equity value comprised of:
Estimated amortization periods				6 years
Trade names, trademarks and domain names | Maximum
The equity value comprised of:
Estimated amortization periods				12 years
Developed technology and patents | Maximum
The equity value comprised of:
Estimated amortization periods				5 years
Yunfeng Capital
Acquisition
Executive chairman's percentage interest in related parties		40.00%	40.00%
Alibaba Health
Acquisition
Equity interest held (as a percentage)							54.00%	54.00%
Equity value							HKD 64,319	¥ 50,723,000,000
Gain recognized in relation to the revaluation of previously held equity interest relating to obtaining control				¥ 18,603,000,000
The allocation of the equity value at the date of the deemed acquisition
Net assets acquired								1,290,000,000
Goodwill								49,320,000,000
Deferred tax assets								19,000,000
Deferred tax liabilities								(19,000,000)
Total							HKD 64,319	50,723,000,000
The equity value comprised of:
- fair value of previously held equity interests	¥ 19,264,000,000
- fair value of noncontrolling interests	31,459,000,000
Total	¥ 50,723,000,000
Weighted average amortization period	2 years 7 months 6 days
Alibaba Health | Maximum
The equity value comprised of:
Estimated amortization periods	3 years
Alibaba Health | User base and customer relationships
The allocation of the equity value at the date of the deemed acquisition
Amortizable intangible assets								8,000,000
Alibaba Health | Trade names, trademarks and domain names
The allocation of the equity value at the date of the deemed acquisition
Amortizable intangible assets								35,000,000
Alibaba Health | Developed technology and patents
The allocation of the equity value at the date of the deemed acquisition
Amortizable intangible assets								¥ 70,000,000
Special purpose entity | Ordinary Shares
Acquisition
Equity interest (as a percent)		70.00%	70.00%
Alibaba Health
Acquisition
Equity interest held in subsidiary (as a percentage)							38.00%	38.00%
Alibaba Health | Ordinary Shares
Acquisition
Equity interest (as a percent)		38.00%	38.00%
Purchase consideration, equity method		HKD 932	¥ 741,000,000
Alibaba Health | Yunfeng Capital
Acquisition
Consideration paid to related party for giving up its voting rights with respect to its indirect interest in investee	¥ 0
Company and Yunfeng Capital | Alibaba Health | Ordinary Shares
Acquisition
Equity interest (as a percent)		54.00%	54.00%
Yunfeng Capital | Special purpose entity | Ordinary Shares
Acquisition
Equity interest (as a percent)		30.00%	30.00%